Cover	Nov. 18, 2024
Cover [Abstract]
Entity Registrant Name	My City Builders, Inc.
Entity Central Index Key	0001556801
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 18, 2024
Entity File Number	000-55233
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Entity Address Address Line 1	100
Entity Address Address Line 2	Biscayne Blvd
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Local Phone Number	553-4006
Entity Address Address Line 3	1611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false